Transactions with Related Parties (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accounts payable		$ 10,611,000	$ 8,990,000
8.75% Senior Unsecured Bond [Member] | Officers And Directors
Related Party Transaction [Line Items]
Proceeds from issuance of unsecured debt	$ 47,300,000
Altair Travel Agency S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		2,654,000	2,569,000	$ 2,525,000
Accounts payable		89,000	190,000
Steamship Shipbroking Enterprises [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		3,912,000	4,093,000	3,900,000
Accounts payable		0	0
Commissions included in gain on sale of vessels		$ 355,000	$ 544,000	$ 906,000